LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price		$ 26.25	$ 26.25
Exercise price		$ 57.68	$ 34.50
Expected life		6 months	2 years 6 months
Expected volatility	59.00%	54.00%	63.00%
Assumed dividend rate	0.00%	0.00%		0.00%
Risk-free interest rate - Minimum	0.13%	0.13%		2.00%
Risk-free interest rate - Maximum	2.97%	2.97%		4.50%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price	$ 4.50
Exercise price	$ 0.75
Expected life	2 years			2 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price	$ 37.50
Exercise price	$ 24.38
Expected life	6 years 6 months			7 years 6 months